Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shares Issued and Outstanding and Carrying Amount of Preferred Stock
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock at December 31 were as follows:

	2025				2024
(Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	—	1,000	40,000	1,000	—	1,000
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	20,000	500	14	486
Series M	30,000	750	21	729	30,000	750	21	729
Series N	60,000	1,500	8	1,492	60,000	1,500	8	1,492
Series O	18,000	450	13	437	18,000	450	13	437
Total preferred stock(a)	243,510	$7,026	$218	$6,808	243,510	$7,026	$218	$6,808
(a)The par value of all shares issued and outstanding at December 31, 2025 and 2024, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2025	11	$490
2024	4	173
2023	1	62

Reconciliation of Accumulated Other Comprehensive Income (Loss)	The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Debit Valuation Adjustments	Foreign Currency Translation	Total
2025
Balance at beginning of period	$(5,078)	$(3,165)	$(553)	$(955)	$1	$(14)	$(9,764)
Changes in unrealized gains (losses)	2,355	—	400	212	(15)	—	2,952
Foreign currency translation adjustment(a)	—	—	—	—	—	1	1
Reclassification to earnings of realized (gains) losses	61	470	251	(5)	—	—	777
Applicable income taxes	(616)	(121)	(167)	(53)	4	—	(953)
Balance at end of period	$(3,278)	$(2,816)	$(69)	$(801)	$(10)	$(13)	$(6,987)
2024
Balance at beginning of period	$(5,151)	$(3,537)	$(242)	$(1,138)	$—	$(28)	$(10,096)
Changes in unrealized gains (losses)	(60)	—	(676)	245	1	—	(490)
Foreign currency translation adjustment(a)	—	—	—	—	—	18	18
Reclassification to earnings of realized (gains) losses	154	499	258	(1)	—	—	910
Applicable income taxes	(21)	(127)	107	(61)	—	(4)	(106)
Balance at end of period	$(5,078)	$(3,165)	$(553)	$(955)	$1	$(14)	$(9,764)
2023
Balance at beginning of period	$(6,378)	$(3,933)	$(114)	$(939)	$—	$(43)	$(11,407)
Changes in unrealized gains and losses	1,500	—	(252)	(262)	—	—	986
Foreign currency translation adjustment(a)	—	—	—	—	—	21	21
Reclassification to earnings of realized (gains) losses	145	530	80	(7)	—	—	748
Applicable income taxes	(418)	(134)	44	70	—	(6)	(444)
Balance at end of period	$(5,151)	$(3,537)	$(242)	$(1,138)	$—	$(28)	$(10,096)
(a)Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income into Earnings
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31 is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2025	2024	2023
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sales of investment securities	$(61)	$(154)	$(145)	Securities gains (losses), net
	15	39	37	Applicable income taxes
	(46)	(115)	(108)	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains (losses)	(470)	(499)	(530)	Interest income
	121	127	134	Applicable income taxes
	(349)	(372)	(396)	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(251)	(258)	(80)	Net interest income
	63	66	21	Applicable income taxes
	(188)	(192)	(59)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	5	1	7	Other noninterest expense
	(1)	—	(2)	Applicable income taxes
	4	1	5	Net-of-tax
Total impact to net income	$(579)	$(678)	$(558)

Regulatory Capital
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiaries:

	U.S. Bancorp		U.S. Bank National Association
At December 31 (Dollars in Millions)	2025	2024	2025	2024
Basel III Standardized Approach:
Common equity tier 1 capital	$51,665	$47,877	$61,376	$59,866
Tier 1 capital	58,917	55,129	61,820	60,311
Total risk-based capital	68,087	64,375	71,277	69,947
Risk-weighted assets	480,382	450,498	471,419	443,426
Common equity tier 1 capital as a percent of risk-weighted assets	10.8%	10.6%	13.0%	13.5%
Tier 1 capital as a percent of risk-weighted assets	12.3	12.2	13.1	13.6
Total risk-based capital as a percent of risk-weighted assets	14.2	14.3	15.1	15.8
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.7	8.3	9.4	9.3
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.1	6.8	7.6	7.6

	U.S. Bancorp		U.S. Bank National Association
December 31, 2025	Minimum(a)	Well-Capitalized(b)	Minimum(a)	Well-Capitalized(b)
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.1%		7.0%	6.5%
Tier 1 capital as a percent of risk-weighted assets	8.6	6.0	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.6	10.0	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0		4.0	5.0
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)(b)	3.0		3.0
(a)Banks and financial services holding companies must maintain minimum regulatory capital ratio requirements and meet their applicable capital buffer requirements to avoid limitations on capital distributions and certain discretionary compensation payments. As of December 31, 2025, U.S. Bancorp’s minimum requirements included a stress capital buffer requirement of 2.6 percent, compared to 3.1 percent at December 31, 2024. U.S. Bank National Association was subject to a capital conservation buffer requirement of 2.5 percent at both December 31, 2025 and 2024.
(b)U.S. Bancorp is subject to the Federal Reserve’s well-capitalized requirements at the tier 1 capital and total risk-based capital thresholds, while U.S. Bank National Association is subject to the Office of the Comptroller of the Currency’s (“OCC”) well-capitalized requirements for common equity tier 1 capital, tier 1 capital, total risk-based capital, and tier 1 leverage ratios.